Summary of Restricted Stock Activity (Detail) (Restricted Stock)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Restricted Stock
Number of shares
Beginning Balance	341,550	346,950	385,500
Vested	(29,500)		(38,550)
Forfeited	(1,800)	(5,400)
Ending Balance	310,250	341,550	346,950